UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $1,638,919 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     5702    42000 SH       SOLE                    42000        0        0
BANK OF AMERICA CORPORATION    COM              060505104   133875  7500000 SH  CALL SOLE                  7500000        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209    14800   265000 SH       SOLE                   265000        0        0
CARMAX INC                     COM              143130102    56897  2265000 SH       SOLE                  2265000        0        0
COCA COLA ENTERPRISES INC      COM              191219104   311452 11260000 SH       SOLE                 11260000        0        0
COMCAST CORP NEW               CL A             20030N101     4331   230000 SH  CALL SOLE                   230000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    41052   964800 SH       SOLE                   964800        0        0
EBAY INC                       COM              278642103   186764  6930000 SH       SOLE                  6930000        0        0
HOME DEPOT INC                 COM              437076102    91065  2815000 SH       SOLE                  2815000        0        0
LAMAR ADVERTISING CO           CL A             512815101    79005  2300000 SH       SOLE                  2300000        0        0
MCDONALDS CORP                 COM              580135101   146784  2200000 SH       SOLE                  2200000        0        0
MSC INDL DIRECT INC            CL A             553530106    53211  1049103 SH       SOLE                  1049103        0        0
NETFLIX INC                    COM              64110L106     2802    38000 SH       SOLE                    38000        0        0
NORTHWEST BANCSHARES INC MD    COM              667340103    49445  4211670 SH       SOLE                  4211670        0        0
POPULAR INC                    COM              733174106    13474  4630112 SH       SOLE                  4630112        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    50737  2825000 SH       SOLE                  2825000        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   109920  4000000 SH       SOLE                  4000000        0        0
VERISK ANALYTICS INC           CL A             92345Y106   167809  5950674 SH       SOLE                  5950674        0        0
WELLS FARGO & CO NEW           COM              949746101   105808  3400000 SH       SOLE                  3400000        0        0
YUM BRANDS INC                 COM              988498101    13986   364885 SH       SOLE                   364885        0        0